Subsequent Events (Details) - USD ($)					12 Months Ended
		Nov. 24, 2025	Oct. 06, 2025	Jul. 17, 2025	Sep. 30, 2025	Dec. 23, 2025	Sep. 30, 2024
Subsequent Events [Line Items]
Trading Day			10 days	10 days	10 days
Paid an intellectual property royalty						$ 10
Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate original principal amount					$ 30,000,000
Senior Unsecured Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate original principal amount					$ 3,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Floor price, percentage			90.00%
Trading Day			10 days
Class A ordinary shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)	[1]				$ 0.0025		$ 0.0025
Class A ordinary shares [Member] | Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate shares issued (in Shares)		689,655
Ordinary shares par value (in Dollars per share)		$ 0.0025
(in Dollars per share)		$ 1.45
Gross proceeds		$ 1,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).